Average Annual Total Returns	12 Months Ended
Aug. 31, 2012
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.16%
Five Years	1.75%
Since Inception	2.42%
Inception Date	Jul. 19, 2004
Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.15%
Five Years	1.29%
Since Inception	1.75%
Inception Date	Jul. 19, 2004
Institutional Money Market Funds Average | Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.02%
Five Years	1.57%
Since Inception	2.14%
Tax-Exempt Money Market Funds Average | Vanguard Municipal Cash Management Fund | Vanguard Municipal Cash Management Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	none
Five Years	0.95%
Since Inception	1.28%